The Piedmont Select Equity Fund
Risk/Return Summary
Investment Objective
The Fund’s investment objective is to provide long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.
Fees And Expenses Of The Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (USD $)	The Piedmont Select Equity Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Piedmont Select Equity Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.92%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.84%
Less: Management Fee Waivers	[2]	(0.47%)
Total Annual Fund Operating Expenses After Management Fee Waivers	[2]	1.37%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[2]	Sheets Smith Wealth Management, Inc., the Fund's investment advisor (the "Advisor"), has entered into a contractual agreement with the Fund under which it agrees to waive Management Fees and to assume any other expenses of the Fund, if necessary, in an amount that limits "Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, brokerage costs and transaction-related expenses, Acquired Fund Fees and Expenses, dividend expense on securities sold short and payments, if any, under a Rule 12b-1 Plan) to not more than 1.35% of the Fund's average daily net assets. The contractual agreement is currently in effect until August 1, 2014 and may continue from year-to-year thereafter, provided such continuance is approved by the Trustees. The contractual agreement cannot be terminated prior to August 1, 2014 without the Trustees' approval. See "Management of the Fund - Expense Limitation Agreement" for further information.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% total return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, the following table shows you what your costs would be based on the assumptions listed above.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Piedmont Select Equity Fund	139	533	952	2,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Fund typically invests in equity securities of large and medium capitalization U.S. companies that the Advisor believes are reasonably priced with potential for growth in the near or long-term. The Fund generally seeks to purchase securities for the long-term, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time.

Philosophy

The Advisor has a general philosophy about investing that it uses in making investment decisions for the Fund. The Advisor’s philosophy is:

• Invest for the long-term in businesses with solid financials and proven operating histories;

• Invest in businesses that are growing and have cash-generating brands; and

• Invest in businesses run by managers who think like owners and are focused on creating value for shareholders.

Methodology

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks, preferred stocks, securities convertible into such stocks or other equity securities (collectively, “equity securities”). For purposes of this investment policy, “net assets” shall mean net assets plus the amount of any borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any changes by the Trustees in this investment policy.

When making purchase or sale decisions for an existing or prospective investment by the Fund, the Advisor searches for companies having, among other things, a consistent pattern of sales growth over time (usually at least 5 years), a strong balance sheet as evidenced by debt-to-equity ratios or similar measures (i.e., companies that keep debt down to an appreciable amount for their respective industry), high returns on equity as compared to their peers, a reasonable valuation on a price earnings-to-growth ratio and other positive financial and business factors. The Advisor believes companies that exhibit these characteristics have the ability to grow their businesses, have financial flexibility as they are not overly indebted, and are productively reinvesting the capital that they have created back into their own businesses for future growth.

In addition, the Fund may make short sales if the Advisor wishes to hedge or offset long positions held by the Fund (e.g., through “paired trades”, where a short position is established to hedge a corresponding long position), or if the Advisor expects the market price for the security to drop in the future.

The Advisor may sell an equity position in a company when it no longer meets the criteria which led to the original investment, or the valuation (as evidenced by its price-to-earnings ratio or other financial measures) becomes excessive. The Advisor may also sell equity securities when the Advisor believes more attractive opportunities are available, or to raise cash.

Generally, all the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange or in the over-the-counter markets.

Principal Risks

An investment in the Fund is subject to investment risks. Therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional principal risks:

Market Risk: Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate.

A short sale is a transaction in which one sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.

A short sale is a transaction in which one sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.

Management Style Risk: Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund generally invests in value stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style. Also, there is no assurance that the Advisor’s selection process will be successful in identifying stocks that produce superior returns while minimizing risks.

Mid-Cap Company Risk: Investing in the securities of medium capitalization (“mid-cap”) companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less information publicly available concerning mid-cap companies than for larger, more established companies.

Although investing in securities of mid-cap companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing exclusively in more established, larger companies.

Issuer Risk: The value of any of the Fund’s portfolio securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial and business performance, market perceptions and reduced demand for the issuer’s goods or services.

Short Sales Risk: The risk of price increases is the principal risk of engaging in short sales. The Fund may suffer significant losses if securities that the Fund sells short appreciate rather then depreciate in value, since the price would rise higher than the price at which the security was sold by the Fund and the Fund will realize a loss when the position is closed. While the possible loss on a security that is held long is limited to the price paid for the security, there is no limit on the amount of potential loss on a security that is sold short.

Non-Diversified Fund Risk: In general, a non-diversified fund, such as the Fund, may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other mutual funds. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in the securities of any one issuer at any given time. The Fund is not subject to this limitation, so it may hold a smaller number of securities than a diversified fund. When the Fund holds a small number of securities, it is subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund were required to hold a larger number of securities.

Performance Summary

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 and 5 years and since inception compare to those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers by the Advisor; had advisory fees not been waived, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-859-5865.

Calendar Year Total Returns

The Fund’s year-to-date return through June 30, 2013 is 11.31%.

During the period shown in the bar chart, the highest return for a quarter was 12.69% during the quarter ended March 31, 2012 and the lowest return for a quarter was -19.29% during the quarter ended December 31, 2008.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

Average Annual Total Returns for Periods Ended December 31, 2012

The table that follows shows how the Fund’s average annual total returns compare with those of the Standard & Poor’s 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
The Piedmont Select Equity Fund		10.62%	0.80%	2.93%	Apr 26, 2005
The Piedmont Select Equity Fund - Return After Taxes on Distributions		10.62%	0.80%	2.86%	Apr 26, 2005
The Piedmont Select Equity Fund - Return After Taxes on Distributions and Sale of Fund Shares		6.90%	0.68%	2.49%	Apr 26, 2005
The Piedmont Select Equity Fund Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.00%	1.66%	5.02%	Apr 26, 2005
[1]	The Standard & Poor's 500 Index is an unmanaged index of the common stocks of 500 widely held U.S. companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	PIEDMONT INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001311913
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul 29, 2013
Effective Date	dei_DocumentEffectiveDate	Aug 1, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
The Piedmont Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Risk/Return Summary
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the “Trustees”) without shareholder approval.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees And Expenses Of The Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% total return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2014. Although your actual costs may be higher or lower, the following table shows you what your costs would be based on the assumptions listed above.

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund typically invests in equity securities of large and medium capitalization U.S. companies that the Advisor believes are reasonably priced with potential for growth in the near or long-term. The Fund generally seeks to purchase securities for the long-term, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time.

Philosophy

The Advisor has a general philosophy about investing that it uses in making investment decisions for the Fund. The Advisor’s philosophy is:

• Invest for the long-term in businesses with solid financials and proven operating histories;

• Invest in businesses that are growing and have cash-generating brands; and

• Invest in businesses run by managers who think like owners and are focused on creating value for shareholders.

Methodology

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks, preferred stocks, securities convertible into such stocks or other equity securities (collectively, “equity securities”). For purposes of this investment policy, “net assets” shall mean net assets plus the amount of any borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any changes by the Trustees in this investment policy.

When making purchase or sale decisions for an existing or prospective investment by the Fund, the Advisor searches for companies having, among other things, a consistent pattern of sales growth over time (usually at least 5 years), a strong balance sheet as evidenced by debt-to-equity ratios or similar measures (i.e., companies that keep debt down to an appreciable amount for their respective industry), high returns on equity as compared to their peers, a reasonable valuation on a price earnings-to-growth ratio and other positive financial and business factors. The Advisor believes companies that exhibit these characteristics have the ability to grow their businesses, have financial flexibility as they are not overly indebted, and are productively reinvesting the capital that they have created back into their own businesses for future growth.

In addition, the Fund may make short sales if the Advisor wishes to hedge or offset long positions held by the Fund (e.g., through “paired trades”, where a short position is established to hedge a corresponding long position), or if the Advisor expects the market price for the security to drop in the future.

The Advisor may sell an equity position in a company when it no longer meets the criteria which led to the original investment, or the valuation (as evidenced by its price-to-earnings ratio or other financial measures) becomes excessive. The Advisor may also sell equity securities when the Advisor believes more attractive opportunities are available, or to raise cash.

Generally, all the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange or in the over-the-counter markets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks. Therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional principal risks:

Market Risk: Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate.

A short sale is a transaction in which one sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.

A short sale is a transaction in which one sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.

Management Style Risk: Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund generally invests in value stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style. Also, there is no assurance that the Advisor’s selection process will be successful in identifying stocks that produce superior returns while minimizing risks.

Mid-Cap Company Risk: Investing in the securities of medium capitalization (“mid-cap”) companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less information publicly available concerning mid-cap companies than for larger, more established companies.

Although investing in securities of mid-cap companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing exclusively in more established, larger companies.

Issuer Risk: The value of any of the Fund’s portfolio securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial and business performance, market perceptions and reduced demand for the issuer’s goods or services.

Short Sales Risk: The risk of price increases is the principal risk of engaging in short sales. The Fund may suffer significant losses if securities that the Fund sells short appreciate rather then depreciate in value, since the price would rise higher than the price at which the security was sold by the Fund and the Fund will realize a loss when the position is closed. While the possible loss on a security that is held long is limited to the price paid for the security, there is no limit on the amount of potential loss on a security that is sold short.

Non-Diversified Fund Risk: In general, a non-diversified fund, such as the Fund, may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other mutual funds. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in the securities of any one issuer at any given time. The Fund is not subject to this limitation, so it may hold a smaller number of securities than a diversified fund. When the Fund holds a small number of securities, it is subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund were required to hold a larger number of securities.

May Lose Money	rr_RiskLoseMoney	Therefore, you may lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk: In general, a non-diversified fund, such as the Fund, may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other mutual funds. Many mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in the securities of any one issuer at any given time. The Fund is not subject to this limitation, so it may hold a smaller number of securities than a diversified fund. When the Fund holds a small number of securities, it is subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund were required to hold a larger number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 and 5 years and since inception compare to those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers by the Advisor; had advisory fees not been waived, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-859-5865.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns for the 1 and 5 years and since inception compare to those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5865
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2013 is 11.31%.

During the period shown in the bar chart, the highest return for a quarter was 12.69% during the quarter ended March 31, 2012 and the lowest return for a quarter was -19.29% during the quarter ended December 31, 2008.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	11.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.29%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows how the Fund’s average annual total returns compare with those of the Standard & Poor’s 500 Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Piedmont Select Equity Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2005	[1]
The Piedmont Select Equity Fund | The Piedmont Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Management Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers	rr_NetExpensesOverAssets	1.37%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	139
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	533
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	952
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,120
2006	rr_AnnualReturn2006	3.74%
2007	rr_AnnualReturn2007	9.69%
2008	rr_AnnualReturn2008	(33.02%)
2009	rr_AnnualReturn2009	21.74%
2010	rr_AnnualReturn2010	10.28%
2011	rr_AnnualReturn2011	4.61%
2012	rr_AnnualReturn2012	10.62%
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2005
The Piedmont Select Equity Fund | The Piedmont Select Equity Fund | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2005
The Piedmont Select Equity Fund | The Piedmont Select Equity Fund | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 26, 2005

[1]	The Standard & Poor's 500 Index is an unmanaged index of the common stocks of 500 widely held U.S. companies.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers" will not correlate to the Fund's ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund but do not include "Acquired Fund Fees and Expenses."
[3]	Sheets Smith Wealth Management, Inc., the Fund's investment advisor (the "Advisor"), has entered into a contractual agreement with the Fund under which it agrees to waive Management Fees and to assume any other expenses of the Fund, if necessary, in an amount that limits "Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, brokerage costs and transaction-related expenses, Acquired Fund Fees and Expenses, dividend expense on securities sold short and payments, if any, under a Rule 12b-1 Plan) to not more than 1.35% of the Fund's average daily net assets. The contractual agreement is currently in effect until August 1, 2014 and may continue from year-to-year thereafter, provided such continuance is approved by the Trustees. The contractual agreement cannot be terminated prior to August 1, 2014 without the Trustees' approval. See "Management of the Fund - Expense Limitation Agreement" for further information.